Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year (a)	Summary Compensation Table Total for PEO (Terence Wise) (b)(1)($)	Compensation Actually Paid to PEO (Terence Wise) (c)(3)($)	Summary Compensation Table Total for PEO (Michael Pruitt) (b)(2)($)	Compensation Actually Paid to PEO (Michael Pruitt) (c)(3)($)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (d)(4)($)	Average Compensation Actually Paid to non-PEO Named Executive Officers (e)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)(5)($)	Net Income/ (Loss) (g)(6)($)

2025	168,500	168,500	873,817	1,103,334	517,619	517,619	179	(166,974,340)
2024	252,750	252,750	–	–	290,663	290,543	26	(1,950,587)
2023	337,000	337,000	–	–	304,945	302,996	53	(3,716,651)

Named Executive Officers, Footnote [Text Block]

(1) Represents the amounts reported for Mr. Wise, the Principal Executive Officer (“PEO”) who resigned on May 16, 2025, in the “Total” column of the “Summary Compensation Table” in each applicable year.

(2) Represents the amounts reported for Mr. Michael Pruitt, who was appointed as interim PEO and Chief Executive Officer on May 16, 2025, in the “Total” column of the “Summary Compensation Table” for fiscal year 2025 only. Mr. Pruitt did not serve as PEO during fiscal years 2024 or 2023.

Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation to Compensation Actually Paid

Year	Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
2025	PEO-Terence Wise	168,500	0	0	0	0	0	0	168,500
	PEO-Michael Pruitt	873,817	(753,817)	269,517	0	713,817	0	0	1,103,334
	Other NEOs	517,619	(178,454)	0	0	178,454	0	0	517,619
2024	PEO	252,750	0	0	0	0	0	0	252,750
	Other NEOs	290,663	0	0	0	0	(120)	0	290,543
2023	PEO	337,000	0	0	0	0	0	0	337,000
	Other NEOs	304,945	0	0	(1,210)	0	(739)	0	302,996

Summary Compensation Table Total	$ 517,619	$ 290,663	$ 304,945
Compensation Actually Paid	$ 517,619	290,543	302,996
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled as a result of a failure to meet vesting conditions. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). The table below details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in each applicable year that were made to determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO).

(4) Represents the average of the amounts reported for the NEOs as a group (excluding the PEO) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs included for these purposes for 2025 are Kathleen Weisberg and Robert Wild. The names of each of the NEOs included for these purposes for 2024 are Kathleen Weisberg, Robert Wild, Paul Severino, and Tom KraMer. The names of each of the NEOs for these purposes for 2023 are Anthony Camarda, Robert Wild, Paul Severino and Tom KraMer.

(5) Represents the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at September 30, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

(6) Represents the amount of net income/(loss) reflected in the Company’s audited consolidated financial statements for the applicable fiscal year reflected in the table.

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Our stock price performance is not one of the elements used in determining Compensation Actually Paid to our Named Executive Officers. However, the amount of Compensation Actually Paid to our Named Executive Officers aligns with the Company’s Total Shareholder Return (TSR) due to the fact that a portion of the compensation paid to our Named Executive Officers is comprised of equity awards. In 2024, and 2023, the amount of Compensation Actually Paid to our Named Executive Officers was less than the Summary Compensation Table total for the Named Executive Officers due to the decline in fair value of equity awards due in part to the declining stock price and TSR.

Relationship Between Compensation Actually Paid and our Net Income/(Loss)

Relationship Between Compensation Actually Paid and our Net Income/(Loss)

GAAP net income/(loss) is a measure of our overall profitability that we believe is a factor that can drive our stock price performance. However, Compensation Actually Paid is less sensitive to our annual GAAP net income/(loss) because management and our Board do not believe that our GAAP net income/(loss) is the only meaningful measure in allowing investors to evaluate management’s performance. The Board considers multiple factors when determining executive compensation, including both financial and non-financial performance metrics, strategic objectives, and market conditions. While the Company has experienced net losses in recent years, the Board believes that compensating executives competitively is necessary to retain key talent with the skills to provide the leadership the Company needs to succeed and to execute on the Company’s long-term strategic plan.

Value of Initial Fixed $100 Investment Based On Total Shareholder Return	$ 179	26	53
Net Income/ (Loss)	(166,974,340)	(1,950,587)	(3,716,651)
Terence Wise [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	168,500	252,750	337,000
Compensation Actually Paid	168,500	252,750	337,000
Terence Wise [Member] | PEO [Member] | Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Terence Wise [Member] | PEO [Member] | Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Terence Wise [Member] | PEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Terence Wise [Member] | PEO [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Terence Wise [Member] | PEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Terence Wise [Member] | PEO [Member] | Add Value of any Dividends or Other Earnings Paid in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Michael Pruitt [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total	873,817
Compensation Actually Paid	1,103,334
Michael Pruitt [Member] | PEO [Member] | Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(753,817)
Michael Pruitt [Member] | PEO [Member] | Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	269,517
Michael Pruitt [Member] | PEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael Pruitt [Member] | PEO [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	713,817
Michael Pruitt [Member] | PEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Michael Pruitt [Member] | PEO [Member] | Add Value of any Dividends or Other Earnings Paid in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(178,454)	0	0
Non-PEO NEO [Member] | Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,210)
Non-PEO NEO [Member] | Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	178,454	0	0
Non-PEO NEO [Member] | Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(120)	(739)
Non-PEO NEO [Member] | Add Value of any Dividends or Other Earnings Paid in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0